U.S. Tech Leaders ETF Investment Strategy - U.S. Tech Leaders ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund will invest primarily in equity securities issued by technology and technology-enabled companies which the adviser believes are leaders and where the magnitude and/or duration of future growth for these companies is underappreciated by the market. The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its Assets in the equity securities of U.S. technology or technology-enabled companies that the adviser considers to be leaders. For purposes of this policy, leaders are those that the adviser believes are above median compared to technology and technology-enabled companies, based on one or more of the following attributes: revenue growth, free cash flow growth, free cash flow margin, earnings per share growth and operating margin, all of which may be evaluated on a projected or a historic basis. “Assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund has a fundamental policy to concentrate its investments in an industry or group of industries which includes the internet, semi-conductor, software, computers, energy-alternate resources and auto manufacturing industries. This means that the Fund will invest 25% or more of its total assets in these related industries on a combined basis and may invest 25% or more of its total assets in any one of these six industries individually.Investment Process: The Fund invests in technology and technology-enabled companies that the adviser believes the market underappreciates. Technology companies are those that are in the technology or communication services sectors. Technology-enabled companies are companies across sectors and industries that are leveraging new technologies to enhance their business. These companies include, but are not limited to, those in the following industries: electrical components & equipment, electronics, engineering & construction, transportation, auto manufacturers, auto parts & equipment, entertainment, leisure time, retail, biotechnology, commercial services, healthcare products, healthcare services, pharmaceuticals, diversified financial services, insurance, real estate investment trusts (REITs), advertising, internet, media, telecommunications and energy-alternate sources. The adviser has discretion to determine whether a company is a technology or technology-enabled company. In choosing securities to purchase, the adviser internally evaluates companies to identify those that, in the adviser’s view, are leaders in technology and technology-enabled industries that develop or harness new technologies to reimagine products, establish new markets or attain leadership in existing markets. To determine whether a company qualifies as a technology leader, the adviser evaluates each company across multiple attributes, including: ●A disruptive business model ●A unique sustainable competitive advantage ●A large addressable market ●A proven management teamThe adviser seeks to invest in leaders that have the above attributes and where the magnitude and/or duration of growth is underappreciated. In assessing whether or not a company’s growth profile is underappreciated, the adviser considers the perceived impact of such attributes on a company’s fundamentals, such as revenues, profit margins or free cash flow, and the degree to which that perspective differs from consensus expectations over time. The adviser may sell a security for several reasons. A security may be sold due to a change in the adviser’s view of the company based on the adviser’s fundamental research or if the adviser believes the long-term risk/reward tradeoff is less favorable. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Strategy Portfolio Concentration [Text]	The Fund has a fundamental policy to concentrate its investments in an industry or group of industries which includes the internet, semi-conductor, software, computers, energy-alternate resources and auto manufacturing industries. This means that the Fund will invest 25% or more of its total assets in these related industries on a combined basis and may invest 25% or more of its total assets in any one of these six industries individually.